Income taxes - Deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Non-capital and net capital loss carryforwards	$ 13,740	$ 26,713
Finance lease obligations	26,541	23,116
Accrued liabilities	5,721	3,211
Operating lease obligations	3,116	6,161
Stock-based compensation	5,542	4,913
Contingent obligations	17,200	1,229
Acquisition costs	1,470	1,858
Other	7,051	5,611
Deferred tax assets	80,381	72,812
Deferred tax liabilities:
Contract assets	602	5,693
Property, plant and equipment	179,581	168,813
Investments in affiliates and joint ventures	12,387	2,266
Operating lease right-of-use assets	3,002	2,827
Deferred financing costs	1,114	1,355
Other	9,073	682
Deferred tax liabilities	205,759	181,636
Net deferred income tax liability	125,378	108,824
Classified as:
Deferred tax asset	0	0
Deferred tax liability	(125,378)	(108,824)
Net deferred income tax liability	$ (125,378)	$ (108,824)